Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of loan agreement through credit facility

	December 31, 2021	December 31, 2020
Accounts receivable
Current:
Sanitation services (i)	127,614	109,078
Allowance for losses (i)	(52,333)	(39,127)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	11,930	22,726
- GESP Agreement – 2015 (iv)	86,446	75,377

Total current	173,657	168,054

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	4,303
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	643,534	634,288

Total noncurrent	644,895	638,591

Total receivables from shareholders	818,552	806,645

Assets:
Sanitation services	76,642	74,254
Reimbursement of additional retirement and pension benefits (G0)	741,910	732,391

Total	818,552	806,645

Liabilities:
Interest on capital payable to related parties	275,240	116,180

	2021	2020	2019

Revenue from sanitation services	522,608	501,756	556,574
Payments received from related parties	(439,349)	(520,881)	(546,365)

Payment received from reimbursement referring to Law 4,819/58	(179,787)	(173,874)	(152,112)

Schedule of loan agreement through credit facility

	2021	2020	2019

Revenue from sanitation services	522,608	501,756	556,574
Payments received from related parties	(439,349)	(520,881)	(546,365)

Payment received from reimbursement referring to Law 4,819/58	(179,787)	(173,874)	(152,112)